Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of lease cost
The lease cost for the three and six months ended June 30, 2022 and 2021 are as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Operating lease cost	$51	$—	$101	$—
Short term lease cost	6	3	11	9

Total lease cost	$57	$3	$112	$9

The lease cost for the year ended December 31, 2021 is as follows:

Operating lease cost	$21

Short term lease cost	28

Total lease cost	$49

Summary of amounts reported in the balance sheet for leases where the Company is the lessee
Amounts reported in the balance sheet for leases where the Company is the lessee as of December 31, 2021 are as follows:

Right-of-use assets, operating lease	$503

Operating lease liabilities, current	$163
Operating lease liabilities, non-current	545

Total operating lease liabilities	$708

Remaining lease term (in years)	3.83
Discount rate	6.0%

Summary of other information related to leases	The Company’s weighted average remaining lease term and weighted average discount rate as of June 30, 2022 is shown below:

Remaining lease term (in years)	3.25
Discount rate	6.0%
Other information related to leases for the year ended December 31, 2021 is as follows:

Cash paid for amounts included in the measurement of lease liabilities	$—

Summary of future minimum lease payments remaining under the operating lease
Cash paid for amounts included in the measurement of operating lease liabilities were $50 thousand and $88 thousand for the three and six months ended June 30, 2022, respectively, which is included in operating activities in the consolidated statement of operations. There were no amounts paid for operating lease liabilities during the three and six months ended June 30, 2021, as the operating lease was not in effect at that time.
Future minimum maturities of lease liabilities recognized on the condensed balance sheets as of June 30, 2022 are as follows (in thousands):

Fiscal Year
Remainder of 2022	$101
2023	206
2024	210
2025	178

Total minimum lease payments	695
Less imputed interest	(64)

Present value of lease payments	$631

Future minimum lease payments remaining as of December 31, 2021 under the operating lease by fiscal year are as follows:

Fiscal Year
2022	$202
2023	206
2024	210
2025	178

Total minimum lease payments	796
Less imputed interest	(88)

Present value of lease payments	$708